18. Deferred taxes and contributions (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets, beginning	R$ 1,252,416	R$ 1,183,942
Deferred tax liabilities, beginning	138,071	(1,055,700)
Deferred tax assets, net, beginning	186,345	128,242
Deferred tax asset, changes	(198,313)	68,474
Deferred tax liabilities, changes	(24,786)	(10,371)
Deferred tax assets, net, changes	(223,099)	58,103
Deferred tax assets, ending	1,054,103	1,252,416
Deferred tax liabilities, ending	130,182	138,071
Deferred tax assets, net, ending	(36,754)	186,345
Provisions
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets, beginning	524,129	480,378
Deferred tax asset, changes	(41,266)	43,751
Deferred tax assets, ending	482,863	524,129
Actuarial gain/loss - G1 Plan
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets, beginning	85,044	0
Deferred tax liabilities, beginning	0	(33,726)
Deferred tax asset, changes	(85,044)	85,044
Deferred tax liabilities, changes	(36,538)	33,726
Deferred tax assets, ending	0	85,044
Deferred tax liabilities, ending	(36,538)	0
Pension obligations - G1
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets, beginning	167,922	256,808
Deferred tax asset, changes	(2,419)	(88,886)
Deferred tax assets, ending	165,503	167,922
Donations of underlying asset on concession agreements
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets, beginning	57,317	53,206
Deferred tax asset, changes	(2,205)	4,111
Deferred tax assets, ending	55,112	57,317
Credit losses
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets, beginning	266,757	213,171
Deferred tax asset, changes	(67,694)	53,586
Deferred tax assets, ending	199,063	266,757
Other
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets, beginning	151,247	121,550
Deferred tax asset, changes	315	29,697
Deferred tax assets, ending	151,562	151,247
Temporary difference on concession of intangible asset
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax liabilities, beginning	(492,341)	(524,495)
Deferred tax liabilities, changes	32,164	32,154
Deferred tax liabilities, ending	(460,177)	(492,341)
Capitalization of borrowing costs
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax liabilities, beginning	(374,512)	(309,648)
Deferred tax liabilities, changes	(40,867)	(64,864)
Deferred tax liabilities, ending	(415,379)	(374,512)
Profit on supply to governmental entities
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax liabilities, beginning	(92,365)	(81,055)
Deferred tax liabilities, changes	15,660	(11,310)
Deferred tax liabilities, ending	(76,705)	(92,365)
Construction margin
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax liabilities, beginning	(91,790)	(94,921)
Deferred tax liabilities, changes	2,843	3,131
Deferred tax liabilities, ending	(88,947)	(91,790)
Borrowing costs
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax liabilities, beginning	(15,063)	(11,855)
Deferred tax liabilities, changes	1,952	(3,208)
Deferred tax liabilities, ending	(13,111)	(15,063)
Tax losses
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets, beginning	R$ 0	58,829
Deferred tax asset, changes		(58,829)
Deferred tax assets, ending		R$ 0